UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22472

(Investment Company Act File Number)

RiverNorth Opportunities Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

360 South Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and Address of Agent for Service)

(561) 484-7185

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2025

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH

12.31.2025

Semi-Annual Report

RIVERNORTH OPPORTUNITIES FUND, INC.
(RIV)

RN

RiverNorth Opportunities Fund, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	6
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets Attributable to Common Shareholders	26
Statement of Cash Flows	27
Financial Highlights	30
Notes to Financial Statements	33
Dividend Reinvestment Plan	48
Additional Information	50
Consideration and Approval of Advisory Agreement	51

RiverNorth Opportunities Fund, Inc.

Performance Overview	December 31, 2025 (Unaudited)

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

RiverNorth Opportunities Fund, Inc.’s (the “Fund”) investment objective is total return consisting of capital appreciation and current income.

The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds ("CEFs"), exchange-traded funds ("ETFs"), business development companies ("BDCs" and collectively, "Underlying Funds") and special purpose acquisition companies ("SPACs").

RiverNorth Capital Management, LLC (the "Adviser") has the flexibility to change the Fund’s asset allocation based on its ongoing analysis of the equity, fixed income and alternative asset markets. The Adviser considers various quantitative and qualitative factors relating to the domestic and foreign securities markets and economies when making asset allocation and security selection decisions. While the Adviser continuously evaluates these factors, material shifts in the Fund’s asset class exposures will typically take place over longer periods of time.

PERFORMANCE as of December 31, 2025

	Cumulative		Average Annual
TOTAL RETURNS(1)	6 Months	1 Year	5 Year	10 Year	Since Inception(2)
RiverNorth Opportunities Fund, Inc. - NAV(3)	6.82%	16.38%	8.67%	9.03%	9.00%
RiverNorth Opportunities Fund, Inc. - Market Price(4)	2.05%	15.97%	7.37%	8.03%	7.96%
S&P 500® Total Return Index(5)	11.00%	17.88%	14.42%	14.82%	14.68%

(1)	Total returns assume reinvestment of all distributions.
(2)	The Fund commenced operations on December 24, 2015.
(3)	Performance returns are net of management fees and other Fund expenses.
(4)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its net asset value ("NAV").
(5)	The index cannot be invested in directly and does not reflect fees and expenses.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750 or by visiting www.rivernorth.com. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

2	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Performance Overview	December 31, 2025 (Unaudited)

DISTRIBUTION TO COMMON STOCKHOLDERS

The Fund intends to make regular monthly distributions to stockholders at a constant and fixed (but not guaranteed) rate that is reset annually to a rate equal to a percentage of the average of the Fund’s NAV per share as reported for the final five trading days of the preceding calendar year. The Board of Directors approves the distribution and may adjust it from time to time. The monthly distribution amount paid from August 1, 2025 to December 31, 2025 was $0.1277 per share and the Fund paid a distribution of $0.1306 on January 30, 2026. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. In addition to the contributing factors referenced above, the Adviser believes that the Fund’s level distribution policy did not have a material impact on the Fund’s ability to execute on its investment strategy during the six months ended December 31, 2025.

Total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2025, is 1.77% (excluding dividend expense and line of credit expense). Including dividend expense and line of credit expense, the expense ratio is 1.84%.

The Fund is a CEF and does not continuously issue shares for sale as open-end mutual funds do. The Fund now trades only in the secondary market. Investors wishing to buy or sell shares need to place orders through an intermediary or broker and additional charges or commissions will apply. The share price of a CEF is based on the market’s value.

Distributions may be paid from sources of income other than ordinary income, such as net realized short-term capital gains, net realized long-term capital gains and return of capital. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. If a distribution includes anything other than net investment income, the Fund provides a Section 19(a) notice of the best estimate of its distribution sources at that time. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

S&P 500® Total Return Index – A market value weighted index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. This index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. This index reflects the effects of dividend reinvestment.

Indices are unmanaged; their returns do not reflect any fees, expenses, or sales charges.

An investor cannot invest directly in an index.

RiverNorth Capital Management, LLC is the investment adviser to the Fund.

Secondary market support provided to the Fund by ALPS Advisors, Inc.’s affiliate, ALPS Portfolio Solutions Distributor, Inc., a FINRA member.

Semi-Annual Report | December 31, 2025	3

RiverNorth Opportunities Fund, Inc.

Performance Overview	December 31, 2025 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at NAV or the closing market price (NYSE: RIV) of $19.40 on December 24, 2015 (commencement of operations), and tracking its progress through December 31, 2025.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

4	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Performance Overview	December 31, 2025 (Unaudited)

ASSET ALLOCATION as of December 31, 2025^

^	Holdings are subject to change.

Percentages are based on total investments of the Fund.

TOP TEN HOLDINGS* as of December 31, 2025

% of Net Assets**
Pershing Square Holdings, Ltd.	9.42%
iShares Flexible Income Active ETF	3.84%
BlackRock Science and Technology Term Trust	3.13%
Howard Hughes Holdings, Inc.	3.02%
Liberty All Star® Equity Fund	2.93%
BlackRock Health Sciences Term Trust	2.63%
Royce Value Trust, Inc.	2.48%
Royce Micro-Cap Trust, Inc.	2.41%
Kayne Anderson Energy Infrastructure Fund	2.28%
Oaktree Specialty Lending Corp.	2.10%
34.24%

*	Holdings are subject to change and exclude cash equivalents. Only long positions are listed.
**	Percentages are based on net assets attributable to common shareholders, including securities sold short.

Semi-Annual Report | December 31, 2025	5

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (56.34%)
Great Britain - 9.42%
498,930	Pershing Square Holdings, Ltd.	$32,330,664

United States - 46.92%
169,737	abrdn Emerging Markets Equity Income Fund, Inc.	1,188,159
300,000	BlackRock Capital Allocation Term Trust	4,248,000
100,000	BlackRock Core Bond Trust	959,000
100	BlackRock Corporate High Yield Fund, Inc.(a)	890
600,000	BlackRock Health Sciences Term Trust	9,030,000
187,047	BlackRock Income Trust, Inc.	2,064,999
275,000	BlackRock Multi-Sector Income Trust	3,591,500
152,466	BlackRock Municipal Income Quality Trust	1,667,978
341,608	BlackRock Municipal Income Trust	3,426,328
331,830	BlackRock Municipal Income Trust II	3,464,305
167,757	BlackRock MuniHoldings Fund, Inc.	1,969,467
287,842	BlackRock MuniHoldings Quality Fund II, Inc.	2,887,055
141,200	BlackRock MuniVest Fund II, Inc.	1,526,372
19,728	BlackRock MuniVest Fund, Inc.	136,715
187,151	BlackRock MuniYield Fund, Inc.	1,963,214
300,215	BlackRock MuniYield Quality Fund II, Inc.	3,017,161
488,700	BlackRock Resources & Commodities Strategy Trust	5,365,926
475,000	BlackRock Science and Technology Term Trust(a)(b)	10,739,750
225,000	Bluerock Private Real Estate Fund	3,375,000
408,657	Calamos Long/Short Equity & Dynamic Income Trust	5,974,565
475,317	Clough Global Dividend and Income Fund	2,837,643
239,594	Clough Global Equity Fund	1,835,290
1,188,195	Clough Global Opportunities Fund	6,725,184
280,000	Cohen & Steers Infrastructure Fund, Inc.	6,750,800
90,000	Eagle Point Income Co., Inc.	1,026,900
104,600	First Trust High Yield Opportunities 2027 Term Fund	1,471,722
292,364	FS Specialty Lending Fund	4,134,027
52,560	High Income Securities Fund	323,244
394,299	India Fund, Inc.	5,405,839
631,923	Kayne Anderson Energy Infrastructure Fund	7,823,207
1,600,000	Liberty All Star® Equity Fund	10,048,000
120,000	Long Pond Real Estate Select ETF	3,202,800
100,000	Nuveen Dow 30sm Dynamic Overwrite Fund	1,526,000
125,000	Nuveen Floating Rate Income Fund	978,750
62,817	PIMCO Corporate & Income Strategy Fund	801,545
240,292	PIMCO Dynamic Income Fund	4,255,571
345,951	PIMCO Global StocksPLUS & Income Fund	3,158,533
792,107	Royce Micro-Cap Trust, Inc.(a)(b)	8,261,676
528,104	Royce Value Trust, Inc.(a)(b)	8,502,474
601,125	Saba Capital Income & Opportunities Fund	4,213,886
845,000	Saba Capital Income & Opportunities Fund II	6,971,250

See Notes to Financial Statements.

6	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
88,573	Special Opportunities Fund, Inc.	$1,301,137
138,901	Sprott Focus Trust, Inc.	1,205,661
85,859	The Swiss Helvetia Fund, Inc.	534,043
9,246	Virtus Artificial Intelligence & Technology Opportunities Fund(a)	201,101
200,000	XAI Octagon Floating Rate Alternative Income Trust	960,000
		161,052,667
TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $167,692,218)		193,383,331

		Value
Shares	Description	(Note 2)
BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (0.15%)
United States - 0.15%
35,709	FS KKR Capital Corp.	528,850

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $521,648)		528,850

			Maturity	Value
Shares	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (1.81%)
United States - 1.81%
11,823	CION Investment Corp.	7.500%	12/30/29	297,585
200,000	Crescent Capital BDC, Inc.	5.000%	05/25/26	5,010,000
900,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	897,268

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $6,206,330)				6,204,853

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (1.08%)
United States - 1.08%
$1,000,000	MidCap Financial Investment Corp.	4.500%	07/16/26	987,404
107,745	MidCap Financial Investment Corp.	8.000%	12/15/28	2,707,632

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,683,153)				3,695,036

		Value
Shares	Description	(Note 2)
COMMON STOCKS (0.44%)
United States - 0.44%
83,544	Barings BDC, Inc.	766,934
50,000	DoubleLine Yield Opportunities Fund	727,000
TOTAL COMMON STOCKS
(Cost $1,453,321)		1,493,934

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	7

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

Principal			Maturity	Value
Amount	Description	Rate	Date	(Note 2)
CORPORATE BONDS (13.10%)
United States - 13.10%
$2,000,000	Barings BDC, Inc.	7.000%	02/15/29	$2,066,482
1,000,000	Barings Private Credit Corp.(c)	6.150%	06/11/30	998,005
4,239,000	BlackRock TCP Capital Corp.	6.950%	05/30/29	4,259,307
629	Blackstone Private Credit Fund(c)	2.625%	12/15/26	618
157	Blackstone Private Credit Fund(c)	3.250%	03/15/27	154
290,000	Blackstone Secured Lending Fund(d)	2.125%	02/15/27	282,280
550,000	Blue Owl Capital Corp.	3.125%	04/13/27	537,379
428	Blue Owl Credit Income Corp.(c)	3.125%	09/23/26	424
2,492,000	Blue Owl Credit Income Corp.	3.125%	09/23/26	2,464,745
2,700,000	Blue Owl Credit Income Corp.	7.750%	09/16/27	2,809,377
3,000,000	Blue Owl Technology Finance Corp.	6.750%	04/04/29	3,069,591
3,000,000	Franklin BSP Capital Corp.(a)	3.250%	03/30/26	2,986,200
2,900,000	Franklin BSP Capital Corp.	7.200%	06/15/29	2,990,042
1,000,000	FS KKR Capital Corp.	6.125%	01/15/30	984,716
2,250,000	FS KKR Capital Corp.	6.125%	01/15/31	2,197,063
4,000,000	FS KKR Capital Corp.	6.875%	08/15/29	4,034,080
1,000,000	Morgan Stanley Direct Lending Fund	6.150%	05/17/29	1,027,827
3,500,000	New Mountain Finance Corp.	6.875%	02/01/29	3,557,298
1,500,000	North Haven Private Income Fund LLC	5.750%	02/01/30	1,499,195
7,000,000	Oaktree Specialty Lending Corp.	7.100%	02/15/29	7,217,347
2,000,000	PennantPark Investment Corp.	4.000%	11/01/26	1,963,218
TOTAL CORPORATE BONDS
(Cost $44,060,354)				44,945,348

		Value
Shares	Description	(Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (51.76%)(e)
Canada - 0.15%
50,000	Oxley Bridge Acquisition, Ltd.	504,000

Cayman Islands - 0.59%
100,000	Activate Energy Acquisition Corp.	999,500
100,000	Fifth Era Acquisition Corp. I	1,029,000
		2,028,500
China - 0.40%
65,000	Future Vision II Acquisition Corp.	687,700
65,000	Rising Dragon Acquisition Corp.	678,600
24,010	Scage Future	1,203
		1,367,503
France - 0.29%
100,000	LaFayette Acquisition Corp.	1,002,000

Great Britain - 0.54%
509	Akari Therapeutics PLC	147

See Notes to Financial Statements.

8	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
66,667	Axiom Intelligence Acquisition Corp. 1	$670,670
50,000	Daedalus Special Acquisition Corp.	502,000
65,632	Tavia Acquisition Corp.	684,542
		1,857,359
Hong Kong - 0.94%
50,000	A Paradise Acquisition Corp.	502,500
100,000	BEST SPAC I Acquisition Corp.	1,013,000
100,000	Copley Acquisition Corp.	1,027,000
65,000	YHN Acquisition I, Ltd.	689,650
		3,232,150
Japan - 0.30%
100,000	Ribbon Acquisition Corp.	1,038,000

Malaysia - 0.00%(f)
64,922	Kairous Acquisition Corp. ltd	8,440

Mexico - 0.08%
25,296	Globa Terra Acquisition Corp.	255,490

Singapore - 1.18%
100,000	Chenghe Acquisition III Co.	1,003,000
100,000	Columbus Acquisition Corp.	1,038,800
64,612	GCL Global Holdings, Ltd.	1,938
100,000	Hall Chadwick Acquisition Corp.	1,002,000
100,000	Westin Acquisition Corp.	989,000
		4,034,738
United States - 47.29%
44,016	1RT Acquisition Corp.	448,963
50,000	AA Mission Acquisition Corp.	533,500
50,000	AA Mission Acquisition Corp. II(a)	504,250
198,730	abrdn Life Sciences Investors	3,334,689
87,750	AI Infrastructure Acquisition Corp.(a)	893,295
140,000	Aldel Financial II, Inc.(a)	1,468,600
100,000	Alussa Energy Acquisition Corp. II	1,010,000
65,000	Andretti Acquisition Corp. II(a)	683,150
62,867	Apex Treasury Corp.	631,813
90,000	Archimedes Tech SPAC Partners II Co.	932,400
100,000	Armada Acquisition Corp. II	1,024,000
100,000	Artius II Acquisition, Inc.	1,030,000
43,750	BERTO ACQUISITION Corp.	443,625
100,000	Bitcoin Infrastructure Acquisition Corp., Ltd.(a)	996,000
291,973	BlackRock Technology and Private Equity Term Trust	1,924,102
77,602	Blue Acquisition Corp.	792,316
50,000	Blue Owl Capital Corp.	621,500
404,802	Blue Owl Technology Finance Corp.	5,885,821
100,000	Blue Water Acquisition Corp. III	1,032,000

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	9

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
100,000	Blueport Acquisition, Ltd.	$1,009,000
100,000	Bluerock Acquisition Corp.	1,000,000
50,000	BTC Development Corp.	507,000
100,000	Cal Redwood Acquisition Corp.	1,018,000
100,000	Calisa Acquisition Corp.	1,045,000
6,250	Cantor Equity Partners V, Inc.	64,062
25,000	CARTESIAN GROWTH Corp. III	257,375
58,500	Cayson Acquisition Corp.(a)	622,440
65,520	Centurion Acquisition Corp.(a)	697,788
37,500	ChampionsGate Acquisition Corp.	382,125
100,000	Charlton Aria Acquisition Corp.	1,048,000
12,232	CN Healthy Food Tech Group Corp.	67,399
85,696	CO2 Energy Transition Corp.	881,812
50,000	Cohen Circle Acquisition Corp. II	512,000
100,000	Crane Harbor Acquisition Corp.	1,077,000
100,000	Crane Harbor Acquisition Corp. II	1,007,000
100,000	CSLM Digital Asset Acquisition Corp. III, Ltd.	1,012,000
50,000	D Boral ARC Acquisition I Corp.	501,500
50,026	Digital Asset Acquisition Corp.(a)	508,264
50,000	DoubleLine Income Solutions Fund	563,500
100,000	Drugs Made In America Acquisition Corp.	1,037,000
100,000	Drugs Made In America Acquisition II Corp.	1,001,500
75,000	Dune Acquisition Corp. II	764,250
25,000	Dynamix Corp. III	251,250
100,000	EGH Acquisition Corp.	1,013,000
64,998	EQV Ventures Acquisition Corp.	681,829
99,999	EQV Ventures Acquisition Corp. II	1,002,990
20,000	Evolution Global Acquisition Corp.	201,000
100,000	Fact II Acquisition Corp.	1,041,000
100,000	FG Merger II Corp.	1,004,000
100,000	FIGX Capital Acquisition Corp.	1,006,000
100,000	Galata Acquisition Corp. II	1,005,500
100,000	Gesher Acquisition Corp. II	1,026,720
50,000	GigCapital7 Corp.	527,000
100,000	GigCapital8 Corp.	1,018,000
300,000	Golub Capital BDC, Inc.	4,071,000
50,000	Gores Holdings X, Inc.(a)	512,500
58,868	GP-Act III Acquisition Corp.	629,299
35,000	Graf Global Corp.	376,425
100,000	GSR IV Acquisition Corp.	1,035,000
30,342	Haymaker Acquisition Corp. 4, Class A	345,292
44,444	HCM III Acquisition Corp.	457,107
100,000	Hennessy Capital Investment Corp. VII	1,035,000
130,000	HORIZON SPACE ACQUISITION II Corp.	1,370,200
130,000	Howard Hughes Holdings, Inc.	10,370,100
100,000	Indigo Acquisition Corp.	1,008,000

See Notes to Financial Statements.

10	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
62,500	Inflection Point Acquisition Corp. III	$633,750
100,000	Inflection Point Acquisition Corp. IV	1,072,000
83,334	Inflection Point Acquisition Corp.. V	856,674
100,000	Invest Green Acquisition Corp.	1,003,000
136,777	iShares 10+ Year Investment Grade Corporate Bond ETF	6,900,400
100,000	ITHAX Acquisition Corp. III	997,500
100,000	Jackson Acquisition Co. II	1,042,000
100,000	K&F Growth Acquisition Corp. II	1,034,000
100,000	Kochav Defense Acquisition Corp.	1,014,000
100,000	Lake Superior Acquisition Corp.	1,021,000
100,000	Lakeshore Acquisition III Corp.	1,019,000
50,000	Launch One Acquisition Corp.	529,500
55,000	Launch Two Acquisition Corp.	577,500
100,000	Leapfrog Acquisition Corp.	1,000,500
66,874	Legato Merger Corp. III	727,589
100,000	Lightwave Acquisition Corp.	1,005,000
55,008	Lionheart Holdings	584,741
100,000	Live Oak Acquisition Corp. V	1,030,000
65,000	M3-Brigade Acquisition V Corp.	690,950
100,000	M3-Brigade Acquisition VI Corp.	1,012,500
58,028	Melar Acquisition Corp. I	616,838
100,000	Meshflow Acquisition Corp.	1,000,000
100,000	MidCap Financial Investment Corp.	1,144,000
240,000	Morgan Stanley Direct Lending Fund	3,955,200
100,000	Mountain Lake Acquisition Corp.	1,040,000
150,000	New Mountain Finance Corp.	1,381,500
99,999	New Providence Acquisition Corp. III	1,025,990
100,000	Newbury Street II Acquisition Corp.	1,043,000
100,000	NewHold Investment Corp. III	1,036,000
100,000	NMP Acquisition Corp.	1,002,000
200,000	Oaktree Specialty Lending Corp.	2,548,000
100,000	Oyster Enterprises II Acquisition Corp.	1,011,000
50,000	Palmer Square Capital BDC, Inc.	609,500
90,000	Pantages Capital Acquisition Corp.	932,400
100,000	Pelican Acquisition Corp.	1,015,050
243,512	Pershing Square Tontine Holdings(g)	–
285,935	PIMCO Dynamic Income Strategy Fund	5,369,861
66,666	Pioneer Acquisition I Corp.	669,993
87,500	Plum Acquisition Corp. IV	912,625
39,999	ProCap Acquisition Corp.	405,190
100,000	Quantumsphere Acquisition Corp.	1,018,000
100,000	Quartzsea Acquisition Corp.	1,023,000
88,836	Range Capital Acquisition Corp.	937,220
100,000	Range Capital Acquisition Corp. II	1,020,000
100,000	Real Asset Acquisition Corp.	1,022,000
30,000	Renatus Tactical Acquisition Corp. I	320,100

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	11

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
50,000	Republic Digital Acquisition Co.	$506,250
24,999	Rithm Acquisition Corp.	259,740
100,000	Roman DBDR Acquisition Corp. II	1,043,000
99,757	SC II Acquisition Corp.	1,004,553
100,000	Siddhi Acquisition Corp.	1,028,000
100,000	Silicon Valley Acquisition Corp.	994,500
66,667	Silver Pegasus Acquisition Corp.	671,337
24,999	Silverbox Corp. IV	264,489
50,000	SIM Acquisition Corp. I	529,500
100,000	Sizzle Acquisition Corp. II	1,016,000
100,000	Social Commerce Partners Corp.	1,000,000
100,000	Solarius Capital Acquisition Corp.	1,005,000
90,000	Soulpower Acquisition Corp.	913,500
100,000	Spring Valley Acquisition Corp. III	1,030,000
50,000	Starry Sea Acquisition Corp.	511,000
100,000	Stellar V Capital Corp.	1,036,500
99,000	StoneBridge Acquisition II Corp.	997,920
100,000	Tailwind 2.0 Acquisition Corp.	1,006,000
100,000	Talon Capital Corp.	1,026,000
448,179	TCG BDC, Inc.	5,597,756
100,000	Texas Ventures Acquisition III Corp.	1,065,000
80,000	Thayer Ventures Acquisition Corp. II	809,600
100,000	Titan Acquisition Corp.	1,025,100
100,000	Trailblazer Acquisition Corp.	1,025,000
100,000	Translational Development Acquisition Corp.	1,049,000
100,000	Twelve Seas Investment Co. III	995,000
62,500	UY Scuti Acquisition Corp.	640,625
87,500	Vendome Acquisition Corp. I	881,125
100,000	Viking Acquisition Corp. I	1,007,000
65,000	Vine Hill Capital Investment Corp.	700,050
100,000	Vine Hill Capital Investment Corp. II	1,002,100
50,000	Voyager Acquisition Corp.	533,500
25,000	Wen Acquisition Corp.	252,500
130,000	Willow Lane Acquisition Corp.	1,643,200
52,742	WinVest Acquisition Corp.	661,912
		162,304,079
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS
(Cost $167,556,085)		177,632,259

RIGHTS (0.38%)
Cayman Islands - 0.01%
100,000	Fifth Era Acquisition Corp. I, Strike Price $0.01, Expires 12/31/2049	39,990

China - 0.01%
65,000	Future Vision II Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	8,469

See Notes to Financial Statements.

12	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
65,000	Rising Dragon Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	$15,600
		24,069
Great Britain - 0.01%
66,667	Axiom Intelligence Acquisition Corp. 1, Strike Price $0.01, Expires 12/31/2049	14,000
62,670	ClimateRock, Strike Price $0.01, Expires 06/01/2027	10,033
65,632	Tavia Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,089
		39,122
Hong Kong - 0.02%
50,000	A Paradise Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	12,500
130,000	A SPAC III Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	24,700
100,000	BEST SPAC I Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,100
65,000	YHN Acquisition I, Ltd., Strike Price $0.01, Expires 01/01/2049	8,450
		60,750
Japan - 0.01%
100,000	Ribbon Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	22,000

Malaysia - 0.00%(f)
51,134	PHP Ventures Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,165

Mexico - 0.00%(f)
25,296	Globa Terra Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,291

Singapore - 0.01%
50,470	A SPAC II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,019
100,000	Columbus Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	33,640
100,000	Westin Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	18,000
		53,659
United States - 0.31%
44,669	Aimei Health Technology Co., Ltd., Strike Price $0.01, Expires 12/31/2049	16,715
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $0.01, Expires 12/13/2026	2,769

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	13

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
100,000	Artius II Acquisition, Inc., Strike Price $0.01, Expires 12/31/2049	$36,990
30,110	Bayview Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,119
13,188	Black Hawk Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	16,749
100,000	Blue Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	32,410
17,000	Bowen Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,828
100,000	Cal Redwood Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	32,380
58,500	Cayson Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	13,338
32,760	Centurion Acquisition Corp., Strike Price $11.50, Expires 08/01/2029	10,483
37,500	ChampionsGate Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,632
100,000	Charlton Aria Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	18,990
85,696	CO2 Energy Transition Corp., Strike Price $0.01, Expires 12/31/2049	18,939
100,000	Crane Harbor Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	80,000
100,000	Drugs Made In America Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	18,730
40,000	DT Cloud Star Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	5,600
100,000	EGH Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	25,000
34,404	ESH Acquisition Corp., Strike Price $10.00, Expires 12/31/2049	8,601
100,000	FG Merger II Corp., Strike Price $0.01, Expires 12/31/2049	55,000
57,276	Flag Ship Acquisition Corp., Strike Price $0.01, Expires 01/01/2049	10,310
100,000	Hennessy Capital Investment Corp. VII, Strike Price $0.01, Expires 01/01/2049	27,900
130,000	HORIZON SPACE ACQUISITION II Corp., Strike Price $0.01, Expires 12/31/2049	20,800
33,524	IB Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	2,628
100,000	Indigo Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,900
62,500	Inflection Point Acquisition Corp. III, Strike Price $0.01, Expires 12/31/2049	23,625
100,000	Inflection Point Acquisition Corp. IV, Strike Price $0.01, Expires 01/01/2049	73,500
83,334	Inflection Point Acquisition Corp.. V, Strike Price $0.01, Expires 12/31/2049	66,667

See Notes to Financial Statements.

14	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
100,000	Jackson Acquisition Co. II, Strike Price $0.01, Expires 12/31/2049	$25,000
100,000	K&F Growth Acquisition Corp. II, Strike Price $0.01, Expires 01/01/2049	13,000
100,000	Kochav Defense Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	24,000
100,000	Lakeshore Acquisition III Corp., Strike Price $0.01, Expires 12/31/2049	25,110
29,014	Melar Acquisition Corp. I, Strike Price $11.50, Expires 06/01/2031	4,065
67,514	Mountain Crest Acquisition Corp. V, Strike Price $0.01, Expires 12/31/2049	6,765
100,000	Mountain Lake Acquisition Corp., Strike Price $0.01, Expires 11/15/2028	24,000
100,000	NMP Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	20,100
35,695	OneMedNet Corp., Strike Price $11.50, Expires 12/31/2028	3,352
100,000	Oyster Enterprises II Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	20,000
90,000	Pantages Capital Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	18,018
100,000	Pelican Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	23,000
100,000	Quartzsea Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	20,020
3,246	Quetta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	6,622
88,836	Range Capital Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	39,976
100,000	Siddhi Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	25,000
66,667	Silver Pegasus Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	16,000
100,000	Sizzle Acquisition Corp. II, Strike Price $0.01, Expires 12/31/2049	16,000
90,000	Soulpower Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	15,750
80,000	Thayer Ventures Acquisition Corp. II, Strike Price $0.01, Expires 12/31/2049	16,800
62,500	UY Scuti Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	16,813
66,708	Welsbach Technology Metals Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	33,354
52,742	WinVest Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	5,564

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	15

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
60,341	Yotta Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	$6,034
		1,072,946
TOTAL RIGHTS
(Cost $1,125,831)		1,320,992

WARRANTS (0.46%)
Canada - 0.00%(f)
53,236	Borealis Foods, Inc., Strike Price $11.50, Expires 02/09/2029	2,667
25,000	Oxley Bridge Acquisition, Ltd., Strike Price $11.50, Expires 08/15/2030	5,503
		8,170
Cayman Islands - 0.00%(f)
25,071	Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	331
24,100	Namib Minerals, Strike Price $11.50, Expires 06/05/2030	1,687
32,014	Nvni Group, Ltd., Strike Price $11.50, Expires 11/01/2028	2,148
57,401	TNL Mediagene, Strike Price $11.50, Expires 12/05/2029	534
		4,700
China - 0.00%(f)
16,125	MicroAlgo, Inc., Strike Price $11.50, Expires 12/31/2027	145
52,566	Youlife Group, Inc., Strike Price $11.50, Expires 07/10/2030	6,308
		6,453
Germany - 0.00%(f)
19,034	Heramba Electric PLC, Strike Price $11.50, Expires 10/10/2028	109

Great Britain - 0.00%(f)
31,335	ClimateRock, Strike Price $11.50, Expires 06/01/2027	793
14,153	Zapp Electric Vehicles Group, Ltd., Strike Price $11.50, Expires 03/03/2028	39
		832
Hong Kong - 0.00%(f)
50,000	Copley Acquisition Corp., Strike Price $11.50, Expires 05/23/2030	12,880
20,306	MultiMetaVerse Holdings, Ltd., Strike Price $11.50, Expires 03/15/2027	32
36,015	NewGenIvf Group, Ltd., Strike Price $11.50, Expires 06/26/2028	616
		13,528
Indonesia - 0.00%(f)
26,628	Polibeli Group, Ltd., Strike Price $11.50, Expires 06/23/2030	2,484

See Notes to Financial Statements.

16	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
Ireland - 0.00%(f)
51,043	SMX Security Matters PLC, Strike Price $11.50, Expires 03/07/2028	$2,425

Israel - 0.00%(f)
55,368	Holdco Nuvo Group DG, Ltd., Strike Price $11.50, Expires 05/01/2029	27
44,569	Hub Cyber Security, Ltd., Strike Price $11.50, Expires 02/27/2028	820
77,424	Spree Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 12/22/2028	8
		855
Malaysia - 0.00%(f)
65,531	Alps Group, Inc., Strike Price $11.50, Expires 10/31/2030(a)	819
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 08/16/2028	1,128
		1,947
Mexico - 0.00%(f)
18,972	Globa Terra Acquisition Corp., Strike Price $11.50, Expires 04/17/2030	2,385

Singapore - 0.01%
25,235	A SPAC II Acquisition Corp., Strike Price $11.50, Expires 05/03/2027	757
53,773	ESGL Holdings, Ltd., Strike Price $11.50, Expires 04/13/2028	5,377
54,501	Euda Health Holdings, Ltd., Strike Price $11.50, Expires 09/24/2026	5,450
19,616	Helport AI, Ltd., Strike Price $11.50, Expires 08/05/2029	3,123
25,712	RF Acquisition Corp. II, Strike Price $0.01, Expires 01/01/2049	3,086
		17,793
Switzerland - 0.00%(f)
43,768	Genesis Growth Tech Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	4

United States - 0.45%
11,004	1RT Acquisition Corp., Strike Price $11.50, Expires 06/20/2031	6,383
25,000	AA Mission Acquisition Corp., Strike Price $11.50, Expires 08/01/2030	4,242
70,000	Aldel Financial II, Inc., Strike Price $11.50, Expires 10/10/2029	38,500
32,785	AleAnna, Inc., Strike Price $11.50, Expires 12/13/2029	4,639
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
27,690	Alpha Star Acquisition Corp., Strike Price $11.50, Expires 12/13/2026	692

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	17

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 11/02/2028	$264
32,500	Andretti Acquisition Corp. II, Strike Price $11.50, Expires 10/24/2029	9,380
45,000	Archimedes Tech SPAC Partners II Co., Strike Price $11.50, Expires 04/02/2030	24,709
50,000	Armada Acquisition Corp. II, Strike Price $11.50, Expires 05/20/2030	44,500
30,397	AtlasClear Holdings, Inc., Strike Price $690.00, Expires 10/25/2028	681
81,786	Beneficient, Strike Price $11.50, Expires 06/07/2028	867
21,875	BERTO ACQUISITION Corp., Strike Price $11.50, Expires 04/28/2030	8,094
50,000	Blue Water Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2026	26,500
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 10/29/2026	714
12,500	CARTESIAN GROWTH Corp. III, Strike Price $11.50, Expires 03/06/2030	9,875
51,016	CDT Equity, Inc., Strike Price $11.50, Expires 02/03/2027	281
54,641	Classover Holdings, Inc., Strike Price $11.50, Expires 04/07/2030	656
61,161	CN Healthy Food Tech Group Corp., Strike Price $11.50, Expires 02/16/2029	5,504
85,696	CO2 Energy Transition Corp., Strike Price $11.50, Expires 08/17/2028	14,440
12,500	Cohen Circle Acquisition Corp. II, Strike Price $11.50, Expires 05/23/2030	8,749
15,030	Concord Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028	612
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	–
25,000	D Boral ARC Acquisition I Corp., Strike Price $11.50, Expires 05/06/2030	9,082
25,013	Digital Asset Acquisition Corp., Strike Price $11.50, Expires 03/17/2030	9,505
72,474	DIH Holdings US, Inc., Strike Price $11.50, Expires 02/07/2028	–
56,250	Dune Acquisition Corp. II, Strike Price $11.50, Expires 06/12/2030	14,428
50,000	Dynamix Corp., Strike Price $11.50, Expires 12/06/2029	102,500
21,666	EQV Ventures Acquisition Corp., Strike Price $11.50, Expires 07/01/2031	10,402
33,333	EQV Ventures Acquisition Corp. II, Strike Price $11.50, Expires 06/30/2031	11,667

See Notes to Financial Statements.

18	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	$5
50,000	Fact II Acquisition Corp., Strike Price $11.50, Expires 12/20/2029	17,505
50,000	FIGX Capital Acquisition Corp., Strike Price $11.50, Expires 06/26/2030	13,735
30,880	FutureTech II Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	929
50,000	Gesher Acquisition Corp. II, Strike Price $11.50, Expires 03/12/2030	22,500
50,000	GigCapital7 Corp., Strike Price $11.50, Expires 09/11/2029	20,500
9,479	Global Gas Corp., Strike Price $11.50, Expires 10/29/2027	11
12,500	Gores Holdings X, Inc., Strike Price $11.50, Expires 06/20/2031	9,389
29,434	GP-Act III Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	7,935
17,500	Graf Global Corp., Strike Price $11.50, Expires 08/07/2029	7,910
15,171	Haymaker Acquisition Corp. 4, Strike Price $11.50, Expires 09/12/2028	23,515
64,668	Horizon Space Acquisition I Corp., Strike Price $11.50, Expires 01/26/2028	1,293
50,640	iCoreConnect, Inc., Strike Price $230.00, Expires 05/15/2028	25
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 11/12/2026	29,046
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	3,064
16,682	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	918
130,463	Kodiak AI, Inc., Strike Price $11.50, Expires 09/25/2030	199,608
25,000	Launch One Acquisition Corp., Strike Price $11.50, Expires 08/29/2029	6,250
27,500	Launch Two Acquisition Corp., Strike Price $11.50, Expires 11/26/2029	8,676
33,437	Legato Merger Corp. III, Strike Price $11.50, Expires 03/28/2029	13,713
50,000	Lightwave Acquisition Corp., Strike Price $11.50, Expires 06/24/2030	9,525
27,504	Lionheart Holdings, Strike Price $11.50, Expires 08/09/2029	4,676
50,000	Live Oak Acquisition Corp. V, Strike Price $11.50, Expires 04/17/2030	49,250
32,500	M3-Brigade Acquisition V Corp., Strike Price $11.50, Expires 09/23/2030	28,438
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1
19,815	Nature’s Miracle Holding, Inc., Strike Price $11.50, Expires 03/12/2029(a)	299

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	19

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
33,333	New Providence Acquisition Corp. III, Strike Price $11.50, Expires 04/24/2030(a)	$16,843
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2
50,000	Newbury Street II Acquisition Corp., Strike Price $11.50, Expires 12/27/2029	12,550
50,000	NewHold Investment Corp. III, Strike Price $11.50, Expires 04/17/2030	22,515
4,228	Northern Revival Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	92
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	–
54,328	OSR Holdings, Inc., Strike Price $11.50, Expires 02/14/2030	2,771
60,878	PERSHING SQUARE SPARC HOLDINGS, Strike Price $0.01, Expires 12/31/2049(g)	–
33,333	Pioneer Acquisition I Corp., Strike Price $11.50, Expires 06/17/2030	7,334
43,750	Plum Acquisition Corp. IV, Strike Price $11.50, Expires 01/30/2030	11,834
35,388	Presto Automation, Inc., Strike Price $11.50, Expires 09/21/2027	–
13,333	ProCap Acquisition Corp., Strike Price $11.50, Expires 05/13/2030	4,948
25,000	Procap Financial, Inc., Strike Price $11.50, Expires 12/31/2030	17,500
8,612	PYXIS ONCOLOGY INC WTS, Strike Price $0.01, Expires 07/29/2027	225
50,000	Real Asset Acquisition Corp., Strike Price $11.50, Expires 06/02/2030	22,500
37,808	Relativity Acquisition Corp., Strike Price $11.50, Expires 02/11/2027	1,781
15,000	Renatus Tactical Acquisition Corp. I, Strike Price $11.50, Expires 06/05/2030	12,191
25,000	Republic Digital Acquisition Co., Strike Price $11.50, Expires 03/05/2026	14,500
8,333	Rithm Acquisition Corp., Strike Price $11.50, Expires 04/11/2030	4,583
50,000	Roman DBDR Acquisition Corp. II, Strike Price $11.50, Expires 02/03/2030	29,000
8,333	Silverbox Corp. IV, Strike Price $11.50, Expires 09/24/2029	2,334
25,000	SIM Acquisition Corp. I, Strike Price $11.50, Expires 08/28/2029	5,385
50,000	Solarius Capital Acquisition Corp., Strike Price $11.50, Expires 07/16/2030	14,005
11,802	Southland Holdings, Inc., Strike Price $11.50, Expires 09/01/2026	1,015

See Notes to Financial Statements.

20	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
50,000	Stellar V Capital Corp., Strike Price $11.50, Expires 03/24/2030	$16,500
41,072	Syntec Optics Holdings, Inc., Strike Price $11.50, Expires 11/08/2028	9,820
50,000	Texas Ventures Acquisition III Corp., Strike Price $11.50, Expires 05/15/2031	45,000
50,000	Titan Acquisition Corp., Strike Price $11.50, Expires 06/02/2030	15,750
50,000	Translational Development Acquisition Corp., Strike Price $11.50, Expires 02/13/2030	15,500
28,984	Triller Group, Inc., Strike Price $11.50, Expires 03/15/2027	3
43,750	Vendome Acquisition Corp. I, Strike Price $11.50, Expires 02/18/2026	10,942
32,500	Vine Hill Capital Investment Corp., Strike Price $11.50, Expires 10/25/2029	58,500
34,072	Volato Group, Inc., Strike Price $11.50, Expires 12/03/2028	307
25,000	Voyager Acquisition Corp., Strike Price $11.50, Expires 05/16/2031	5,745
12,500	Wen Acquisition Corp., Strike Price $11.50, Expires 05/15/2031	3,879
65,000	Willow Lane Acquisition Corp., Strike Price $11.50, Expires 12/28/2029	291,200
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 08/09/2026	1,060
60,341	Yotta Acquisition Corp., Strike Price $11.50, Expires 03/15/2027	72
48,471	ZyVersa Therapeutics, Inc., Strike Price $11.50, Expires 12/20/2026	3,393
		1,528,161
TOTAL WARRANTS
(Cost $1,285,972)		1,589,846

EXCHANGE TRADED FUNDS - COMMON SHARES (3.85%)
United States - 3.85%
250,000	iShares Flexible Income Active ETF	13,192,500

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES
(Cost $2,657,328)		13,192,500

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	21

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

		Value
Shares	Description	(Note 2)
SHORT-TERM INVESTMENTS (2.58%)
United States - 2.58%
8,828,379	State Street Institutional Treasury Money Market Fund Premier Class (7 Day Yield 3.712%)	$8,828,379

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,828,379)		8,828,379

TOTAL INVESTMENTS (131.95%)
(Cost $405,070,619)		$452,815,328

Series A Cumulative Perpetual Preferred Shares (-28.49%)		(97,750,000)
Liabilities in Excess of Other Assets (-3.46%)(h)		(11,850,687)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS (100.00%)		$343,214,641

SCHEDULE OF SECURITIES SOLD SHORT

		Value
Description	Shares	(Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS (-2.02%)
Alphabet, Inc.	(10,800)	$(3,380,400)
Brookfield Corp.	(45,000)	(2,065,050)
Hilton Worldwide Holdings, Inc.	(3,000)	(861,750)
Uber Technologies, Inc.	(7,500)	(612,825)

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES/UNITS		(6,920,025)

TOTAL SECURITIES SOLD SHORT
(Proceeds $6,846,086)		$(6,920,025)

(a)	All or a portion of the security is pledged as collateral for any loan payable. As of December 31, 2025, the aggregate value of those securities was $37,375,085 representing 10.89% of net assets.
(b)	All or a portion of the security is pledged as collateral for securities sold short. As of December 31, 2025, the aggregate value of those securities was $9,828,000 representing 2.86% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the market value of those Rule 144A securities held by the Fund was $999,201 representing 0.29% of the Fund’s net assets.

See Notes to Financial Statements.

22	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Schedule of Investments	December 31, 2025 (Unaudited)

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Directors (the "Board"). As of December 31, 2025, the aggregate fair value of those securities was $282,280 representing 0.08% of net assets.
(e)	Non-income producing security.
(f)	Less than 0.005%.
(g)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	Includes cash in the amount of $6,317,638 which is being held as collateral for securities sold short.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	23

RiverNorth Opportunities Fund, Inc.

Statement of Assets and Liabilities	December 31, 2025 (Unaudited)

ASSETS:
Investments in securities:
At cost	$405,070,619
At value	$452,815,328
Cash	167,922
Deposit with broker for securities sold short	6,317,638
Foreign currency, at value (Cost $1,304)	1,399
Receivable for investments sold	293,644
Interest receivable	859,247
Dividends receivable	2,395,271
Deferred offering costs (Note 8)	233,841
Prepaid and other assets	117,980
Total Assets	463,202,270

LIABILITIES:
Securities sold short (Proceeds $6,846,086)	6,920,025
Dividend payable - Series A Cumulative Perpetual Preferred Shares	733,125
Loan payable (Note 6)	10,000,000
Payable for credit agreement fees	18,033
Payable for investments purchased	564,478
Payable for distributions to shareholders	3,495,310
Payable to adviser	491,320
Payable for professional fees	15,338
Total Liabilities	22,237,629
Series A Cumulative Perpetual Preferred Shares, $0.0001 par value per share, 3,910,000 of shares authorized
Series A Cumulative Perpetual Preferred Shares (6.00%, $25.00 liquidation value per share, 3,910,000 shares issued and outstanding)	$97,750,000
Net Assets Attributable to Common Shareholders	$343,214,641

NET ASSETS CONSIST OF:
Paid-in capital	$318,666,023
Total distributable earnings/(accumulated deficit)	24,548,618
Net Assets Attributable to Common Shareholders	$343,214,641

PRICING OF SHARES:
Net Assets Attributable to Common Shareholders	$343,214,641
Shares of common stock outstanding (37,500,000 of shares authorized, at $0.0001 par value per share)	27,371,263
Net Asset Value Per Share Attributable to Common Shareholders	$12.54

See Notes to Financial Statements.

24	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Operations	For the Six Months Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$10,497,041
Interest	1,852,291
Total Investment Income	12,349,332

EXPENSES:
Investment advisory fees	2,641,705
Commitment fee on loan	69,059
Legal fees	66,084
Dividend and interest expense - short sales	45,163
Total Expenses	2,822,011
Net Investment Income	9,527,321

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	6,874,675
Securities sold short	(1,149,151)
Written options	(76,269)
Net realized gain	5,649,255
Net change in unrealized appreciation/depreciation on:
Investments	10,127,541
Securities sold short	505,429
Translation of assets and liabilities denominated in foreign currencies	(3)
Net change in unrealized appreciation/depreciation	10,632,967
Net Realized and Unrealized Gain on Investments	16,282,222
Dividends to Series A Cumulative Perpetual Preferred Shares	$(2,932,500)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$22,877,043

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	25

RiverNorth Opportunities Fund, Inc.

Statements of Changes in Net Assets Attributable to Common Shareholders

	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
NET INCREASE/(DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS FROM
Net investment income	$9,527,321	$11,302,168
Net realized gain	5,649,255	24,937,015
Long-term capital gains from other investment companies	–	1,106,584
Net change in unrealized appreciation/depreciation	10,632,967	(1,819,037)
Net increase in net assets resulting from operations	25,809,543	35,526,730
Distributions to Series A Cumulative Perpetual Preferred Shareholders	(2,932,500)	(5,865,000)
Net increase in net assets attributable to common shareholders resulting from operations	22,877,043	29,661,730

TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings	(18,711,949)	(16,641,715)
From return of capital	–	(16,407,101)
Net decrease in net assets from distributions to common shareholders	(18,711,949)	(33,048,816)

COMMON SHARE TRANSACTIONS:
Proceeds from sales of shares, net of offering costs	70,611,209	–
Dividend Reinvestment	–	242,804
Cost of shares redeemed	(236,069)	–
Net increase in net assets attributable to common shareholders from capital share transactions	70,375,140	242,804

Net Increase/(Decrease) in Net Assets attributable to common shareholders	74,540,234	(3,144,282)

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Beginning of period	268,674,407	271,818,689
End of period	$343,214,641	$268,674,407

OTHER INFORMATION:
Common Share Transactions:
Common Shares outstanding - beginning of period	21,472,248	21,453,174
Common Shares issued in connection with public offering	5,899,015	–
Common Shares issued as reinvestment of dividends	–	19,074
Common Shares outstanding - end of period	27,371,263	21,472,248

See Notes to Financial Statements.

26	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$25,809,543
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(193,503,467)
Proceeds from disposition of investment securities	106,846,800
Proceeds from securities sold short transactions	44,796,153
Purchases to cover securities sold short transactions	(51,704,703)
Premiums received from written options transactions	328,813
Premiums paid on closing written options transactions	(348,762)
Purchased options transactions	(300,710)
Proceeds from purchased options transactions	6,976
Net proceeds from short-term investment securities	17,253,862
Amortization of premium and accretion of discount on investments	(240,735)
Net realized (gain)/loss on:
Investments	(6,874,675)
Securities sold short	1,149,151
Written options	76,269
Net change in unrealized (appreciation)/depreciation on:
Investments	(10,127,541)
Securities sold short	(505,429)
(Increase)/Decrease in assets:
Interest receivable	(179,280)
Deferred offering costs	27,887
Dividends receivable	(2,136,532)
Prepaid and other assets	(117,980)
Increase/(Decrease) in liabilities:
Payable for interest on loan	18,033
Payable for professional fees	(2,285)
Payable to adviser	101,369
Net cash used in operating activities	$(69,627,243)

CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from bank borrowing	$10,000,000
Proceeds from sale of shares, net of offering costs	70,611,209
Cost of shares redeemed	(236,069)
Cash distributions paid on Preferred Shares	(2,949,817)
Cash distributions paid, net of reinvestments	(15,216,639)
Net cash provided by financing activities	$62,208,684

Net decrease in cash and restricted cash	$(7,418,559)
Cash and restricted cash, beginning of period	$13,905,518
Cash and restricted cash, end of period	$6,486,959

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	27

RiverNorth Opportunities Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2025 (Unaudited

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from loans	$51,026
Noncash financing activities not included herein consist of

Reconciliation of restricted and unrestricted cash at the beginning of period to the statement of assets and liabilities
Cash	$535,375
Foreign Cash	$1,402
Deposit with broker for securities sold short	$13,368,741
Reconciliation of restricted and unrestricted cash at the end of the period to the statement of assets and liabilities
Cash	$167,922
Foreign Cash	$1,399
Deposit with broker for securities sold short	$6,317,638

See Notes to Financial Statements.

28	www.rivernorth.com

Intentionally Left Blank

RiverNorth Opportunities Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented.

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss)
Total income/(loss) from investment operations
Less distributions to common shareholders:
From net investment income
From net realized gains
From tax return of capital
Total distributions to common shareholders
Less distributions to preferred shareholders:
From net investment income(b)
Total distributions to preferred shareholders
Common share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total common share transactions
Preferred Share issuance and offering costs charged to paid-in capital
Total preferred share transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Market price - end of period
Total Return - Net Asset Value(i)
Total Return - Market Price(i)
Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including dividend expense on short sales and line of credit
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Ratios to Average Net Assets (excluding dividend expense on short sales and line of credit expense)(k)
Ratio of expenses to average net assets
Ratio of net investment income average net assets
Portfolio turnover rate
Loan Payable (in thousands)
Asset Coverage Per $1,000 of loan payable(m)
Cumulative Perpetual Preferred Stock (in thousands)
Asset coverage per share of Cumulative Perpetual Preferred Stock(n)

Involuntary liquidating preference per share of Series A Cumulative Perpetual Preferred Stock Average market value per share of Series A Cumulative Preferred Stock

See Notes to Financial Statements.

30	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented.

For the Period Ended December 31, 2025		For the Year Ended June 30, 2025	For the Period Ended June 30, 2024(a)		For the Year Ended July 31, 2023		For the Year Ended July 31, 2022		For the Year Ended July 31, 2021		For the Year Ended July 31, 2020
$12.51		$12.67	$12.31		$13.60		$17.02		$14.89		$17.39

0.39		0.53	0.51		0.62		0.18		0.31		0.41
0.75		1.12	1.51		0.22		(0.85)		4.03		(0.56)
1.14		1.65	2.02		0.84		(0.67)		4.34		(0.15)

(0.77)		(0.55)	(0.70)		(0.52)		(0.70)		(0.72)		(0.51)
–		(0.22)	–		–		(0.24)		(1.37)		(0.00	)(c)
–		(0.77)	(0.71)		(1.22)		(1.34)		–		(1.60)
(0.77)		(1.54)	(1.41)		(1.74)		(2.28)		(2.09)		(2.11)

(0.12)		(0.27)	(0.25)		(0.28)		(0.10)		–		–
(0.12)		(0.27)	(0.25)		(0.28)		(0.10)		–		–

(0.22	)(d)	–	–		(0.10	)(e)	(0.13	)(f)	(0.08	)(g)	(0.21	)(h)
–		–	–		(0.01)		(0.02)		(0.04)		(0.03)
(0.22)		–	–		(0.11)		(0.15)		(0.12)		0.24
–		–	–		–		(0.22)		–		–
–		–	–		–		(0.22)		–		–
0.03		(0.16)	0.36		(1.29)		(3.42)		2.13		(2.50)
$12.54		$12.51	$12.67		$12.31		$13.60		$17.02		$14.89
$11.74		$12.26	$12.25		$11.49		$14.60		$18.21		$14.81
6.82	%(j)	11.88%	16.39	%(j)	4.41%		(7.41%)		30.09%		(1.75%)
2.05	%(j)	13.40%	20.56	%(j)	(9.22%)		(7.10%)		39.94%		(2.22%)

$343,215		$268,674	$271,819		$264,150		$248,690		$211,711		$139,166

1.84	%(l)	2.07%	2.12	%(l)	2.29%		1.91%		1.91%		2.06%
6.20	%(l)	4.23%	4.57	%(l)	4.93%		1.18%		1.87%		2.59%

1.77	%(l)	1.87%	1.86	%(l)	1.91%		1.58%		1.45%		1.54%
6.27	%(l)	4.43%	4.83	%(l)	5.31%		1.51%		2.33%		3.11%
29	%(j)	58%	49	%(j)	73%		119%		190%		133%
$10,000		–	–		–		–		–		$7,500
35,123		–	–		–		–		–		19,556
$97,750		$97,750	$97,750		$97,750		$97,750		–		–
113		94	95		93		89		–		–

$25.00		$25.00	$25.00		$25.00		$25.00		–		–
$23.23		$23.45	$23.04		$23.40		$24.41		–		–

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2025	31

RiverNorth Opportunities Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented.

(a)	Effective May 15, 2024, the Board approved changing the fiscal year-end of the Fund from July 31 to June 30.
(b)	Calculated using average common shares throughout the period.
(c)	Less than ($0.005) per share.
(d)	Represents the impact of the Fund’s right offering of 5,899,015 common shares in October 2025 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.
(e)	Represents the impact of the Fund’s rights offering of 2,752,078 common shares in November 2022 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.
(f)	Represents the impact of the Fund’s rights offering of 4,373,407 common shares in November 2021 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.
(g)	Represents the impact of the Fund’s rights offering of 575,706 common shares in November 2020 at a subscription price per share based on a formula. For more details, please refer to Note 8 of the Notes to Financial Statements.
(h)	Represents the impact of the Fund’s rights offering of 2,163,193 common shares in November 2019 at a subscription price per share based on a formula.
(i)	Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at closing on the last day of each period reported. For purposes of this calculation, dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any. Total return on Market Price does not reflect any sales load paid by investors. Periods less than one year are not annualized.
(j)	Not annualized.
(k)	The ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments. The expense ratio and net investment income ratio do not reflect the effect of dividend payments to preferred shareholders.
(l)	Annualized.
(m)	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of Loan Payable) from the Fund’s total assets and dividing by the principal amount of the Loan Payable and then multiplying by $1,000.
(n)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by the Fund’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

See Notes to Financial Statements.

32	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) was organized as a Maryland corporation on September 9, 2010. The Fund commenced operations on December 24, 2015, and had no operations until that date other than those related to organizational matters and the registration of its shares under applicable securities laws.

On May 15, 2024, the Board of Directors of the Fund (the “Board” and the members thereof, “Directors”) approved a change in the Fund’s fiscal year from July 31 to June 30.

The Fund is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s Articles of Amendment and Restatement permit the Board of Directors to authorize and issue 37,500,000 shares of common stock with $0.0001 par value per share, 3,910,000 of which have been reclassified as Series A Cumulative Perpetual Preferred Stock (“Series A Preferred Stock”). The Fund is considered an investment company and therefore follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The Fund may be converted to an open-end investment company at any time if approved by two-thirds of the Board and at least two-thirds of the Fund’s total outstanding shares. If the Fund converted to an open-end investment company, it would be required to redeem all preferred stock of the Fund then outstanding, if any (requiring in turn that it liquidate a portion of its investment portfolio). Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. The Board may at any time (but is not required to) propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

The Fund’s investment adviser is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s investment objective is total return consisting of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2025.

The Fund invests in closed-end funds, exchange-traded funds and business development companies (collectively, “Underlying Funds”), each of which has its own investment risks. Those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Semi-Annual Report | December 31, 2025	33

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Federal Income Taxes: The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Distributions to shareholders, which are paid monthly and determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to common shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually. Any amounts received in excess of a common shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets. The Board approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.1277 per common share for the period from July 1, 2025 to December 31, 2025.

34	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Return Of Capital Distributions: At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a common shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares.

Preferred Stock: In accordance with ASC 480-10-25, the Fund’s Series A Preferred Stock has been classified as equity on the Statement of Assets and Liabilities. Refer to “Note 7. Cumulative Perpetual Preferred Stock” for further details.

Other: Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Semi-Annual Report | December 31, 2025	35

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee to make all fair valuation determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight.

Equity securities, including closed-end funds, exchange-traded funds and business development companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, as valuation designee, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds, and business development company notes are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

36	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

In accordance with the Fund’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

Semi-Annual Report | December 31, 2025	37

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Closed-End Funds – Common Shares	$193,383,331	$–	$–		$193,383,331
Business Development Companies - Common Shares	528,850	–	–		528,850
Business Development Companies - Preferred Shares	5,307,585	897,268	–		6,204,853
Business Development Company Notes	2,707,632	987,404	–		3,695,036
Common Stocks	1,493,934	–	–		1,493,934
Corporate Bonds	–	44,945,348	–		44,945,348
Special Purpose Acquisition Companies - Common Shares/Units	159,663,088	17,969,171	–	(1)	177,632,259
Rights	1,052,610	268,382	–		1,320,992
Warrants	1,408,769	181,077	–		1,589,846
Exchange Traded Funds - Common Shares	13,192,500	–	–		13,192,500
Short-Term Investments	8,828,379	–	–		8,828,379
Total	$387,566,678	$65,248,650	$–		$452,815,328
Other Financial Instruments
Liabilities:
Securities Sold Short Special Purpose Acquisition Companies – Common Shares/Units	$(6,920,025)	$–	$–		$(6,920,025)
Total	$(6,920,025)	$–	$–		$(6,920,025)

(1)	Includes a security valued at zero.

For the six months ended December 31, 2025, there were no significant transfers into/out of Level 3.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. Until the security is replaced, the Fund is required to pay the lender amounts equal to the dividend or interest that accrue during the period which is recorded as an expense on the Statements of Operations. A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the broker arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of other income on the Statements of Operations. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

38	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Semi-Annual Report | December 31, 2025	39

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the six months ended December 31, 2025, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

The effect of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025:

Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value
Equity Contracts (Rights)	Investments in securities, at value	$1,320,992
Equity Contracts (Warrants)	Investments in securities, at value	1,589,846
		$2,910,838

40	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2025:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Equity Contracts (Rights)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	$109,134	$155,081
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	$(180,727)	$–
Equity Contracts (Written Options)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	$(76,269)	$–
Equity Contracts (Warrants)	Net realized gain/(loss) on investments/ Net change in unrealized appreciation/depreciation on investments	131,749	445,654
Total		$(16,113)	$600,735

The Fund’s average fair value of rights and warrants held for the six months ended December 31, 2025 were $788,413 and $576,131, respectively. The Fund’s average fair value of written options and purchased options held for the six months ended December 31, 2025 was (200,676) and 102,642, respectively.

4. ADVISORY FEES, DIRECTOR FEES AND OTHER AGREEMENTS

RiverNorth serves as the adviser pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays RiverNorth an annual management fee of 1.30% of the Fund’s average daily Managed Assets (as defined below) for the services it provides. This management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”) and, as part of the unified management fee, the Adviser provides or causes to be furnished all supervisory and administrative and other services reasonably necessary for the operation of the Fund, except the Fund pays, in addition to the unified management fee, taxes and governmental fees (if any) levied against the Fund; brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund; costs of borrowing money including interest expenses or engaging in other types of leverage financing; dividend and/or interest expenses and other costs associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares or other instruments for the purpose of incurring leverage; fees and expenses of any underlying funds in which the Fund invests; dividend and interest expenses on short positions taken by the Fund; fees and expenses, including travel expenses and fees and expenses of legal counsel retained for the benefit of the Fund or directors of the Fund who are not officers, employees, partners, stockholders or members of the Adviser or its affiliates; fees and expenses associated with and incident to stockholder meetings and proxy solicitations involving contested elections of directors, stockholder proposals or other non-routine matters that are not initiated or proposed by the Adviser; legal, marketing, printing, accounting and other expenses associated with any future share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering; expenses associated with tender offers and other share repurchases and redemptions; and other extraordinary expenses, including extraordinary legal expenses, as may arise, including without limit, expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Fund to indemnify its directors, officers, employees, stockholders, distributors and agents with respect thereto. The unified management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund. For the six months ended December 31, 2025, the Adviser accrued fees of $2,641,705, of which $491,320 remained payable at December 31, 2025.

Semi-Annual Report | December 31, 2025	41

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Under an Administration, Bookkeeping and Pricing Services Agreement, ALPS is responsible for calculating the net asset values, providing additional fund accounting and tax services, and providing fund administration and compliance-related services to the Fund. DST Systems, Inc. (“DST”) is the parent company of ALPS and DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc., a publicly traded company listed on the NASDAQ Global Select Market. ALPS is entitled to receive a monthly fee, accrued daily based on the Fund’s average Managed Assets, as defined below, plus a fixed fee for completion of certain regulatory filings and reimbursement for certain out-of-pocket expenses. Effective October 1, 2022, these fees are paid by the Adviser, not the Fund, out of the unified management fee.

DST serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. Effective October 1, 2022, these fees of DST are paid by the Adviser, and not the Fund, out of the unified management fee.

State Street Bank & Trust Co. serves as the Fund’s custodian. Effective October 1, 2022, the fees of State Street Bank & Trust Co. are paid by the Adviser, and not the Fund, out of the unified management fee.

The Fund pays no salaries or compensation to its officers or to any interested Director employed by the Adviser, and the Fund has no employees. For their services, the Directors of the Fund who are not employed by the Adviser, receive an annual retainer in the amount of $16,500, an additional $2,000 for attending each quarterly meeting of the Board and an additional fee of $1,500 for each special meeting of the Board. In addition, the lead Independent Director receives $1,333 annually, the Chair of the Audit Committee receives $1,111 annually and the Chair of the Nominating and Corporate Governance Committee receives $667 annually. The Directors not employed by the Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

42	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO’s compensation.

Managed Assets: For these purposes, the term Managed Assets is defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding).

5. NEW ACCOUNTING PRONOUNCEMENTS AND RULE ISSUANCES

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted disclosures only and did not affect the Fund’s financial position nor the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer, acting together as the Fund’s CODM, has determined that the Fund has operated as a single segment since inception. The CODM monitors the operating results of the Fund, as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by the Fund’s portfolio management team. The financial information, in the form of the Fund’s holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the Fund’s performance versus the Fund’s benchmark and to make resource allocation decisions for the Fund’s segment, which is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Fund’s Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statement of Operations.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

6. CREDIT AGREEMENT

On November 25, 2020, the Fund entered into a $65,000,000 credit agreement for margin financing with Pershing LLC, which was amended and restated as of March 20, 2022 (the “Pershing Credit Agreement”). Per the Pershing Credit Agreement, the Fund may borrow at an interest rate of 0.85% plus the Overnight Bank Funding Rate. The Pershing Credit Agreement does not have an expiration date. The Fund did not borrow under the Pershing Credit Agreement for the six months ended December 31, 2025 and had no borrowings outstanding under the Pershing Credit Agreement as of December 31, 2025.

Semi-Annual Report | December 31, 2025	43

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

On March 9, 2023, the Fund entered into an additional credit agreement with BNP Paribas (“BNP Credit Agreement”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $25,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met.

During the Fund’s utilization period during the six months ended December 31, 2025, the Fund’s average borrowings and interest rate under the BNP Credit Agreement were $10,000,000 an 4.70%, respectively. The maximum amount borrowed for the period was $10,000,000 and the Fund had borrowings outstanding for eight days during the period. At December 31, 2025, there was $10,000,000 outstanding under the BNP Credit Agreement.

7. CUMULATIVE PERPETUAL PREFERRED STOCK

At December 31, 2025, the Fund had issued and outstanding 3,910,000 shares of Series A Preferred Stock, listed under trading symbol RIVPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 3,910,000 shares of Series A Preferred Stock on April 20, 2022. The Series A Preferred Stock is entitled to voting rights and a dividend at a rate of 6.00% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Preferred Stock is generally not redeemable at the Fund’s option prior to May 15, 2027, and is subject to mandatory redemption by the Fund in certain circumstances. On or after May 15, 2027, the Fund may redeem in whole, or from time to time in part, outstanding Series A Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption.

Series	First Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Fair Value
Series A	May 15, 2027	6.000%	3,910,000	$97,750,000	$89,460,800

8. CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 37,500,000 shares of capital stock, 33,590,000 of which are currently designated as Common Stock and 3,910,000 of which are currently designated as Series A Preferred Stock. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. Also, the Fund’s Board, with the approval of a majority of the entire Board, but without any action by the stockholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

44	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

During the six months ended December 31, 2025 and the years ended July 31, 2023 and July 31, 2022, the Board approved rights offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund. Record date shareholders received one right for each common share held on the respective record dates. For every three rights held, a holder of the rights was entitled to buy one new common share of the Fund. Record date shareholders who fully exercised all rights initially issued to them in the primary subscription were entitled to buy those common shares that were not purchased by other record date shareholders. The Fund issued new shares of common stock at 92.5% of the NAV per share on October 6, 2025, at 95% of NAV per share for the October 2, 2020 rights offering, and at 97.5% of NAV per share for the October 1, 2021 rights offering. Offering costs were charged to paid-in-capital upon the exercise of the rights.

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of common stock issued	Subscription price	Gross Proceeds	Offering costs	Net Proceeds
October 1, 2021	November 5, 2021	4,373,407	$16.81	$73,516,972	$191,237	$73,325,735
October 14, 2022	November 8, 2022	2,752,078	$11.97	$32,942,374	$208,954	$32,733,420
September 11, 2025	October 6, 2025	5,899,015	$11.95	$70,493,299	$236,069	$70,257,160

On August 31, 2018, the Fund entered into a sales agreement with Jones Trading Institutional Services LLC (“Jones”), under which the Fund was permitted to offer and sell up to 3,300,000 of the Fund’s common stock from time to time in an “at-the-market” offering. On November 11, 2020, the agreement with Jones was terminated and the Fund entered into a distribution agreement with ALPS Distributors, Inc. (“ADI”), pursuant to which the Fund was permitted to offer and sell up to 3,196,130 shares of the Fund’s common stock from time to time through ADI. On September 17, 2021, the Fund entered into a new distribution agreement with ADI, as amended, pursuant to which the Fund was permitted to offer and sell an additional 5,000,000 shares of the Fund’s common stock from time to time through ADI, for a total of 8,196,130 shares. On April 2, 2024, the Fund entered into a new distribution agreement with ADI, pursuant to which the Fund was permitted to offer and sell up to 15,000,000 shares of the Fund’s common stock from time to time through ADI. On May 20, 2025, the Fund entered into a new distribution agreement with ADI, replacing the previous arrangement, pursuant to which the Fund may offer and sell up to 15,000,000 shares of the Fund’s common stock from time to time through ADI.

There were no shares issued through the at-the-market offering during the six months ended December 31, 2025.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s automatic dividend reinvestment plan (the “Plan”). Additional information concerning the Plan is included within this report.

Semi-Annual Report | December 31, 2025	45

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

9. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2025, excluding short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sale of Securities
RiverNorth Opportunities Fund	$193,141,115	$107,440,631

10. TAX BASIS INFORMATION

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end and are not available for the six months ended December 31, 2024.

The tax character of distributions paid by the Fund during the fiscal year ended June 30, 2025 was as follows:

For the Period Ended June 30, 2025
Ordinary Income (Common)	$11,908,717
Ordinary Income (Preferred)	5,131,875
Tax-Exempt Income (Common)	–
Tax-Exempt Income (Preferred)	–
Long-Term Capital Gain	4,715,681
Return of Capital	16,407,101
Total	$38,163,374

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of December 31, 2025, was as follows:

Cost of investments for income tax purposes	$402,734,716
Gross appreciation on investments (excess of value over tax cost)(a)	49,876,709
Gross depreciation on investments (excess of tax cost over value)(a)	(3,020,845)
Net unrealized appreciation on investments	$46,855,864

(a)	Includes appreciation/(depreciation) on securities sold short.

46	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Notes to Financial Statements	December 31, 2025 (Unaudited)

The differences between book-basis and tax-basis are primarily due to wash sales, investments in passive foreign investment companies, and the tax treatment of certain other investments.

11. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2025, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 15, 2026	January 15, 2026	January 30, 2026	$0.1306
February 13, 2026	February 13, 2026	February 27, 2026	$0.1306

Additionally, on February 6, 2026, the Fund terminated the Pershing Credit Agreement.

The Fund has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | December 31, 2025	47

RiverNorth Opportunities Fund, Inc.

Dividend Reinvestment Plan	December 31, 2025 (Unaudited)

RiverNorth Opportunities Fund, Inc. (the “Fund”) has a dividend reinvestment plan (the “Plan”) commonly referred to as an “opt-out” plan. Unless the registered owner of the Fund’s shares of common stock (the “Common Shares”) elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends and distributions declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Plan, in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares.

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange (“NYSE”) or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s net asset value per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date.

48	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Dividend Reinvestment Plan	December 31, 2025 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

Semi-Annual Report | December 31, 2025	49

RiverNorth Opportunities Fund, Inc.

Additional Information	December 31, 2025 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by (1) calling the Fund at (844) 569-4750 and (2) from Form N-PX filed by the Fund with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’ first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund’s Form N-PORT are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Fund at (844) 569-4750.

STOCKHOLDER MEETING RESULTS

On September 22, 2025, the Fund held a Meeting of Stockholder to consider the proposals set forth below. The following votes were recorded:

Election of J. Wayne Hutchens as a Class II Director of the Fund.

	Shares Voted	% of Shares Voted
For	14,743,735	96.46%
Withheld	541,799	3.54%
Total	15,285,534	100.00%

Election of Jerry R. Raio as a Class II Director of the Fund.

	Shares Voted	% of Shares Voted
For	14,828,276	97.01%
Withheld	457,258	2.99%
Total	15,285,534	100.00%

Election of David M. Swanson as a Class III Director of the Fund.

	Shares Voted	% of Shares Voted
For	1,472,168	92.77%
Withheld	114,685	7.23%
Total	1,586,853	100.00%

50	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Consideration and Approval of Advisory Agreement	December 31, 2025 (Unaudited)

Consideration of the Advisory Agreement

At an in-person meeting (the “Meeting”) of the Board of Directors (the “Board” or the “Directors”) of the RiverNorth Opportunities Fund, Inc. (the “Fund”) held on November 11-12, 2025 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Directors”), considered the renewal of the investment management agreement between RiverNorth Capital Management, LLC (the “Adviser”) and the Fund (the “Advisory Agreement”). In its consideration of the Advisory Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator, including a copy of the Advisory Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, a copy of the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Fund’s cumulative and annualized returns as compared to the Fund’s benchmark, the Fund’s fact sheet for the quarter ended September 30, 2025, a performance comparison of the Fund to other funds managed by the Adviser, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Fund’s performance and fees compared to benchmark indices and peer funds provided by FUSE Research Network, LLC (“FUSE”). The Board considered the following factors, among others, in reaching its determination to renew the Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in determining to renew the Advisory Agreement at the Meeting, including during executive sessions with their independent legal counsel.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2025. These returns were compared to the returns of arbitrage and opportunity funds identified by FUSE (the “Performance Group”). The Board considered the Fund’s net asset value (“NAV”) and market price returns relative to the returns for funds in the Performance Group, noting that on a NAV basis, the Fund had underperformed the median of the Performance Group for the three-month and one-year periods ended September 30, 2025 and performed in line with the median of its Performance Group for the three-year, five-year and since inception periods ended September 30, 2025. Using market price returns, the Board observed that the Fund had underperformed the median of its Performance Group for the three-month, one-year, three-year and five-year periods ended September 30, 2025, and performed in line with the median of its Performance Group for the since inception period ended September 30, 2025. The Directors also noted that on a NAV basis, the Fund had underperformed its benchmark index for the three-month, one-year, three-year, five-year and since inception periods ended September 30, 2025. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. It was noted that the Adviser had indicated that the Performance Group is not entirely reflective of the Fund due to its unique investment strategy.

Semi-Annual Report | December 31, 2025	51

RiverNorth Opportunities Fund, Inc.

Consideration and Approval of Advisory Agreement	December 31, 2025 (Unaudited)

As to the comparative fees and expenses, the Directors considered the management and other fees paid by the Fund and compared those to the management and other fees paid by funds in FUSE’s Arbitrage and Opportunity fund peer group (the “Expense Group”). The Board noted that the Fund’s annual net expense ratio was in line with the Expense Group median. The Directors also reviewed the Fund’s total net and gross expense rankings against its peers calculated on the basis of each fund’s average managed assets to mitigate the distortions caused by differing levels of leverage.

The Board noted that the annual management fee for the Fund was above the median paid by the Expense Group. The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Fund, the Board considered that under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Directors, determined that the Advisory Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

52	www.rivernorth.com

RiverNorth Opportunities Fund, Inc.

Consideration and Approval of Advisory Agreement	December 31, 2025 (Unaudited)

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distribution-related service providers utilized by the Fund and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Semi-Annual Report | December 31, 2025	53

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Lisa B. Mougin

Investment Adviser

RiverNorth Capital Management, LLC

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC
360 South Rosemary Avenue, Suite 1420
West Palm Beach, FL 33401

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth Opportunities Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form.

(b)	Not applicable to the Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Approval of Investment Advisory Agreement is included as part of the Report to Stockholders filed under Item 1(a) of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	As of the date of this filing, there were no changes to the portfolio managers.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, due to no such purchases occurring during the period covered by this report.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable to semi-annual report.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Opportunities Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Chief Executive Officer

Date:	March 6, 2026

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 6, 2026